Income Taxes - Summary of the components of net deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Net operating loss carryforward (NOL)	$ 152,423	$ 133,564
Unpaid claim reserve discounting	335	269
Start-up costs amortization	408	464
Charitable contributions carryforward	154	146
Bonus accrual	52	52
Stock based compensation	2,568	1,554
Convertible securities issuance costs	1	1
Tax credits (AMT)	0	2
Prepaid and accrued expenses	568	683
Property and equipment	1,318	1,779
Capital loss carryforward	0	49
Operating lease liability	2,340	3,109
Premium deficiency reserve	0	3,597
Acquisition costs amortization	60	66
Interest expense carryforward	2,318	1,675
Bad debt reserves	2,363	0
Total deferred income tax assets	164,908	147,010
Less: valuation allowance	(163,204)	(144,619)
Total deferred income tax assets, net of valuation allowance	1,704	2,391
Deferred income tax liabilities:
TCJA Transition Adj. IRC 846	(49)	(58)
Market discount	0	(1)
Operating lease right of use asset	(1,655)	(2,330)
Total deferred income tax liabilities	(1,704)	(2,389)
Net deferred income tax asset	$ 0	$ 2